UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.4%
	CONSUMER DISCRETIONARY – 7.8%
91,170	Fastenal Co.	$3,337,734
19,405	Genuine Parts Co.	1,608,480
42,605	Hasbro, Inc.	3,073,525
45,790	Home Depot, Inc.	5,288,287
		13,308,026
	CONSUMER STAPLES – 14.7%
66,041	Altria Group, Inc.	3,592,630
65,846	Coca-Cola Co.	2,641,742
27,270	JM Smucker Co.	3,111,234
48,342	Kimberly-Clark Corp.	5,271,212
56,223	PepsiCo, Inc.	5,301,829
19,556	Philip Morris International, Inc.	1,551,377
43,670	Target Corp.	3,435,082
		24,905,106
	ENERGY – 6.3%
95,595	Kinder Morgan, Inc.	2,646,069
35,795	Occidental Petroleum Corp.	2,367,839
117,825	Spectra Energy Corp.	3,095,263
72,261	Williams Cos., Inc.	2,662,818
		10,771,989
	FINANCIALS – 23.0%
54,676	Arthur J. Gallagher & Co.	2,257,025
67,600	BB&T Corp.	2,406,560
15,542	BlackRock, Inc.	4,623,279
25,730	Crown Castle International Corp. - REIT	2,029,325
52,785	Welltower, Inc. - REIT	3,574,600
91,510	JPMorgan Chase & Co.	5,579,365
49,483	Marsh & McLennan Cos., Inc.	2,584,002
52,595	PNC Financial Services Group, Inc.	4,691,474
14,355	Public Storage - REIT	3,037,949
46,030	T. Rowe Price Group, Inc.	3,199,085
41,838	U.S. Bancorp	1,715,777
59,306	Ventas, Inc. - REIT	3,324,694
		39,023,135
	HEALTH CARE – 11.3%
28,690	Abbott Laboratories	1,153,912
86,856	AbbVie, Inc.	4,725,835
47,250	Johnson & Johnson	4,410,788
75,857	Merck & Co., Inc.	3,746,577
162,235	Pfizer, Inc.	5,095,801
		19,132,913

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 6.7%
82,644	Emerson Electric Co.	$3,650,386
137,558	General Electric Co.	3,469,213
20,627	Lockheed Martin Corp.	4,276,183
		11,395,782
	MATERIALS – 5.1%
37,690	3M Co.	5,343,311
39,488	LyondellBasell Industries N.V. - Class A1	3,291,720
		8,635,031
	TECHNOLOGY – 16.2%
59,047	Analog Devices, Inc.	3,330,841
28,514	Automatic Data Processing, Inc.	2,291,385
181,564	Cisco Systems, Inc.	4,766,055
87,424	Maxim Integrated Products, Inc.	2,919,962
122,853	Microsoft Corp.	5,437,474
124,999	Paychex, Inc.	5,953,702
52,785	QUALCOMM, Inc.	2,836,138
		27,535,557
	UTILITIES – 5.3%
51,324	NextEra Energy, Inc.	5,006,656
74,708	WEC Energy Group, Inc.	3,901,252
		8,907,908
	TOTAL COMMON STOCKS (Cost $173,350,174)	163,615,447

	SHORT-TERM INVESTMENTS – 1.4%
2,351,032	Federated Treasury Obligations Fund, 0.01%[2]	2,351,032

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,351,032)	2,351,032

	TOTAL INVESTMENTS – 97.8% (Cost $175,701,206)	165,966,479
	Other Assets in Excess of Liabilities – 2.2%	3,648,040

	TOTAL NET ASSETS – 100.0%	$169,614,519

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Select Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 7.6%
$108,000	AmeriCredit Automobile Receivables Trust 2012-3 2.420%, 5/8/2018[1]	$108,625
180,000	Avis Budget Rental Car Funding AESOP LLC 2.630%, 12/20/2021[1,2]	182,009
118,595	CPS Auto Receivables Trust 1.650%, 11/15/2019[1,2]	117,960
500,000	Flatiron CLO 2014-1 Ltd. 2.189%, 7/17/2026[1,2,3]	485,574
500,000	Goldentree Loan Opportunities V Ltd. 1.387%, 10/18/2021[1,2,3]	496,538
500,000	Jefferson Mill CLO Ltd. 1.282%, 7/20/2027[1,2,3]	499,780
200,000	Santander Drive Auto Receivables Trust 2015-4 1.200%, 12/17/2018[1]	199,876
57,052	Sonic Capital LLC 5.438%, 5/20/2041[1,2]	60,217
160,721	Spirit Master Funding LLC 5.760%, 3/20/2042[1,2]	172,976
	TAL Advantage V LLC
169,100	2.830%, 2/22/2038[1,2]	170,240
65,968	1.700%, 5/20/2039[1,2]	65,659
250,000	Voya CLO 2014-2 Ltd. 2.174%, 7/17/2026[1,2,3]	245,345

	TOTAL ASSET-BACKED SECURITIES (Cost $2,805,246)	2,804,799

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.8%
297,000	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13 5.582%, 9/11/2041[1,3]	306,575
195,000	BLCP Hotel Trust 1.557%, 8/15/2029[1,2,3]	192,373
69,153	CD 2005-CD1 Commercial Mortgage Trust 5.289%, 7/15/2044[1,3]	69,122
65,000	FREMF 2015-K44 Mortgage Trust 3.811%, 1/25/2048[1,2,3]	64,184
150,000	FREMF 2015-K45 Mortgage Trust 3.714%, 4/25/2048[1,2,3]	141,271
156,000	Hilton USA Trust 2013-HLT 3.714%, 11/5/2030[2]	156,460
227,000	ML-CFC Commercial Mortgage Trust 2006-3 5.485%, 7/12/2046[1,3]	228,955
290,000	MSBAM Commercial Mortgage Securities Trust 2012-CKSV 4.434%, 10/15/2030[2,3]	286,794

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$300,000	Resource Capital Corp. 2015-CRE4 Ltd. 1.600%, 8/15/2032[1,2,3]	$295,323

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,770,200)	1,741,057

	CORPORATE BONDS – 68.1%
	COMMUNICATIONS – 11.2%
	AT&T, Inc.
210,000	4.500%, 5/15/2035[1]	192,111
350,000	4.750%, 5/15/2046[1]	320,704
450,000	Bharti Airtel International Netherlands B.V. 5.350%, 5/20/2024[2]	481,740
350,000	CCO Safari II LLC 4.464%, 7/23/2022[1,2]	350,185
	Frontier Communications Corp.
175,000	8.500%, 4/15/2020	170,187
43,000	11.000%, 9/15/2025[1,2]	41,603
250,000	Historic TW, Inc. 9.150%, 2/1/2023	329,335
200,000	Numericable-SFR S.A.S. 6.250%, 5/15/2024[1,2]	192,500
105,000	Qwest Corp. 7.250%, 10/15/2035[1]	103,962
	T-Mobile USA, Inc.
95,000	6.250%, 4/1/2021[1]	94,667
168,000	6.625%, 4/1/2023[1]	166,320
250,000	Telefonica Europe B.V. 8.250%, 9/15/2030	324,151
64,000	Time Warner Cable, Inc. 6.550%, 5/1/2037	62,885
135,000	UPCB Finance VI Ltd. 6.875%, 1/15/2022[1,2]	142,256
	Verizon Communications, Inc.
200,000	7.750%, 12/1/2030	267,185
89,000	6.550%, 9/15/2043	105,149
411,000	5.012%, 8/21/2054	374,069
131,000	4.672%, 3/15/2055	112,804
300,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2]	272,250
		4,104,063
	CONSUMER DISCRETIONARY – 5.4%
125,000	ADT Corp. 6.250%, 10/15/2021	128,906

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$174,643	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 7/15/2020[2]	$178,136
178,939	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	186,544
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,2]	379,172
200,000	FCA U.S. LLC / CG Co-Issuer, Inc. 8.250%, 6/15/2021[1]	212,240
400,000	Ford Motor Credit Co. LLC 5.875%, 8/2/2021	452,802
234,263	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	235,153
250,000	United Rentals North America, Inc. 5.500%, 7/15/2025[1]	233,750
		2,006,703
	CONSUMER STAPLES – 4.4%
500,000	CVS Health Corp. 5.125%, 7/20/2045[1]	537,477
200,000	JBS USA LLC / JBS USA Finance, Inc. 5.750%, 6/15/2025[1,2]	184,000
200,000	JM Smucker Co. 4.375%, 3/15/2045[2]	192,169
395,000	Kraft Heinz Foods Co. 5.200%, 7/15/2045[1,2]	418,324
275,000	Sysco Corp. 2.600%, 10/1/2020[1]	275,235
		1,607,205
	ENERGY – 7.6%
240,000	Antero Resources Corp. 5.625%, 6/1/2023[1,2]	210,600
200,000	BG Energy Capital PLC 6.500%, 11/30/2072[1,3]	210,946
250,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	238,750
50,000	Columbia Pipeline Group, Inc. 4.500%, 6/1/2025[1,2]	48,536
100,000	Energy Transfer Partners LP 5.150%, 3/15/2045[1]	78,008
114,000	Enterprise Products Operating LLC 7.034%, 1/15/2068[1,3]	120,270

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$87,000	Genesis Energy LP / Genesis Energy Finance Corp. 6.000%, 5/15/2023[1]	$76,560
100,000	IFM U.S. Colonial Pipeline 2 LLC 6.450%, 5/1/2021[1,2]	109,244
70,000	Kinder Morgan Energy Partners LP 9.000%, 2/1/2019	82,682
250,000	Kinder Morgan, Inc. 8.050%, 10/15/2030	275,333
250,000	Lukoil International Finance B.V. 6.125%, 11/9/2020[2]	251,578
79,000	Noble Energy, Inc. 8.250%, 3/1/2019	92,783
150,000	Noble Holding International Ltd. 6.950%, 4/1/2045[1]	112,549
500,000	Petroleos Mexicanos 5.500%, 6/27/2044	401,250
260,000	Regency Energy Partners LP / Regency Energy Finance Corp. 6.500%, 7/15/2021[1]	268,294
160,000	Rowan Cos., Inc. 5.850%, 1/15/2044[1]	99,977
125,000	Williams Partners LP / ACMP Finance Corp. 4.875%, 5/15/2023[1]	115,625
		2,792,985
	FINANCIALS – 28.4%
170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 4.500%, 5/15/2021	169,788
175,000	Allstate Corp. 6.500%, 5/15/2067[1,3]	195,563
70,000	American Financial Group, Inc. 9.875%, 6/15/2019	87,431
325,000	American International Group, Inc. 8.175%, 5/15/2058[1,3]	429,812
	Bank of America Corp.
115,000	5.750%, 12/1/2017	124,309
170,000	5.875%, 1/5/2021	194,689
350,000	4.100%, 7/24/2023	363,646
143,000	Bear Stearns Cos. LLC 6.400%, 10/2/2017	155,917
121,000	BioMed Realty LP 6.125%, 4/15/2020[1]	132,284
	Citigroup, Inc.
250,000	3.500%, 5/15/2023	243,374
400,000	5.300%, 5/6/2044	416,204

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$220,000	Credit Agricole S.A. 4.375%, 3/17/2025[2]	$212,439
250,000	Deutsche Bank A.G. 4.296%, 5/24/2028[1,3]	238,112
192,000	EPR Properties 5.750%, 8/15/2022[1]	203,657
	General Electric Capital Corp.
290,000	5.300%, 2/11/2021	333,590
200,000	5.250%, 6/29/2049[1,3]	205,800
	Goldman Sachs Group, Inc.
49,000	2.375%, 1/22/2018	49,640
300,000	5.950%, 1/15/2027	341,693
250,000	6.750%, 10/1/2037	298,229
250,000	Goodman Funding Pty Ltd. 6.375%, 4/15/2021[2]	287,090
395,000	HSBC Capital Funding LP 10.176%, 12/29/2049[1,2,3]	594,475
350,000	ING Bank N.V. 4.125%, 11/21/2023[1,3]	356,195
	JPMorgan Chase & Co.
184,000	4.950%, 3/25/2020	202,643
175,000	3.200%, 1/25/2023	173,716
208,000	7.900%, 4/29/2049[1,3]	216,060
250,000	Kilroy Realty LP 4.375%, 10/1/2025[1]	252,273
	Liberty Mutual Group, Inc.
112,000	7.000%, 3/15/2037[1,2,3]	107,800
250,000	7.800%, 3/15/2037[2]	290,625
200,000	MetLife, Inc. 10.750%, 8/1/2069[1]	312,000
	Morgan Stanley
250,000	5.500%, 7/24/2020	280,663
400,000	4.875%, 11/1/2022	426,171
175,000	5.000%, 11/24/2025	186,064
250,000	5.450%, 7/29/2049[1,3]	246,128
270,000	Prudential Financial, Inc. 5.200%, 3/15/2044[1,3]	265,190
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	125,152
75,000	State Street Corp. 3.550%, 8/18/2025	76,518
131,000	Travelers Cos., Inc. 6.250%, 3/15/2037[1,3]	133,293

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$335,000	U.S. Bank N.A. 0.774%, 10/28/2019[1,3]	$332,846
250,000	UBS A.G. 7.625%, 8/17/2022	287,622
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	367,426
250,000	7.980%, 3/29/2049[1,3]	264,062
250,000	5.875%, 12/29/2049[1,3]	255,938
		10,436,127
	HEALTH CARE – 3.4%
270,000	Actavis Funding SCS 4.750%, 3/15/2045[1]	245,148
175,000	FreseniU.S. Medical Care U.S. Finance, Inc. 5.750%, 2/15/2021[2]	188,562
400,000	HCA, Inc. 5.375%, 2/1/2025	396,000
340,000	Medtronic, Inc. 4.625%, 3/15/2045	350,573
80,000	Memorial Sloan-Kettering Cancer Center 4.200%, 7/1/2055	72,960
		1,253,243
	INDUSTRIALS – 1.5%
115,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	121,325
60,000	CNH Industrial Capital LLC 3.875%, 7/16/2018[2]	58,800
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2]	109,675
231,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[1,2]	225,766
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2]	48,245
		563,811
	MATERIALS – 2.2%
200,000	Corp Nacional del Cobre de Chile 4.500%, 9/16/2025[2]	192,125
65,000	International Paper Co. 5.150%, 5/15/2046[1]	63,498
250,000	Samarco Mineracao S.A. 5.750%, 10/24/2023[2]	211,875

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
$214,000	Sinochem Overseas Capital Co., Ltd. 6.300%, 11/12/2040[2]	$253,448
159,000	Teck Resources Ltd. 5.200%, 3/1/2042[1]	87,847
		808,793
	TECHNOLOGY – 1.0%
375,000	QUALCOMM, Inc. 3.450%, 5/20/2025[1]	354,103

	UTILITIES – 3.0%
200,000	AGL Capital Corp. 5.875%, 3/15/2041[1]	233,579
87,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	99,947
112,000	Electricite de France S.A. 5.250%, 1/29/2049[1,2,3]	107,800
110,000	IPALCO Enterprises, Inc. 3.450%, 7/15/2020[1,2]	106,425
262,000	NextEra Energy Capital Holdings, Inc. 7.300%, 9/1/2067[1,3]	259,380
110,000	Southern Power Co. 5.250%, 7/15/2043	113,263
175,000	UIL Holdings Corp. 4.625%, 10/1/2020	188,142
		1,108,536
	TOTAL CORPORATE BONDS (Cost $25,707,156)	25,035,569

	MUNICIPAL BONDS – 1.5%
125,000	American Municipal Power, Inc. 6.053%, 2/15/2043	156,851
260,000	State of California 7.550%, 4/1/2039	374,504

	TOTAL MUNICIPAL BONDS (Cost $523,339)	531,355

	U.S. GOVERNMENT AND AGENCIES – 12.5%
66,474	Fannie Mae Pool 6.000%, 7/1/2040	76,451
105,000	United States Treasury Bond 3.000%, 5/15/2045	107,453
	United States Treasury Note
97,000	1.625%, 6/30/2019	98,714

AAM Select Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	U.S. GOVERNMENT AND AGENCIES (Continued)
$80,000	1.375%, 2/29/2020	$80,365
1,825,000	1.625%, 6/30/2020	1,848,026
163,000	2.375%, 8/15/2024	167,881
650,000	2.250%, 11/15/2024	662,154
760,000	2.000%, 2/15/2025	757,031
44,000	2.125%, 5/15/2025	44,265
550,000	5.375%, 2/15/2031	763,311

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $4,484,712)	4,605,651

Number of Shares

	PREFERRED STOCKS – 0.8%
	FINANCIALS – 0.8%
2,800	CoBank ACB 6.250%, 12/31/49[1,2,3]	289,450

	TOTAL PREFERRED STOCKS (Cost $299,688)	289,450

	SHORT-TERM INVESTMENTS – 3.8%
1,408,783	Federated Treasury Obligations Fund, 0.01%[4]	1,408,783

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,408,783)	1,408,783

	TOTAL INVESTMENTS – 99.1% (Cost $36,999,124)	36,416,664
	Other Assets in Excess of Liabilities – 0.9%	345,534

	TOTAL NET ASSETS – 100.0%	$36,762,198

CFC – Cooperative Finance Corporation
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,605,386.
[3]	Variable, floating, or step rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) and AAM Select Income Fund (formerly known as the AAM/Cutwater Select Income Fund) (“Select Income” or “Select Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income and secondarily long-term capital appreciation.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund’s Class A and Class I shares commenced operations on July 5, 2012.  The Fund’s Class C shares commenced operations on January 31, 2013.

The Select Income Fund’s primary investment objective is to seek current income.  The Fund currently offers three classes of shares: Class A, Class C and Class I.  The Fund commenced investment operations on April 19, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.  The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

Note 3 – Federal Income Taxes
At September 30, 2015, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Bahl & Gaynor Income Growth Fund	Select Income Fund
Cost of investments	$175,878,568	$37,001,606

Gross unrealized appreciation	3,646,860	356,297
Gross unrealized depreciation	(13,558,949)	(941,239)

Net unrealized depreciation	$(9,912,089)	$(584,942)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of September 30, 2015, in valuing the Funds’ assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$163,615,447	$-	$-	$163,615,447
Short-Term Investments	2,351,032	-	-	2,351,032
Total Investments	$165,966,479	$-	$-	$165,966,479

AAM Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
September 30, 2015 (Unaudited)

Select Income Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$2,804,799	$-	$2,804,799
Commercial Mortgage-Backed Securities	-	1,741,057	-	1,741,057
Corporate Bonds[1]	-	25,035,569	-	25,035,569
Municipal Bonds	-	531,355	-	531,355
U.S. Government and Agencies	-	4,605,651	-	4,605,651
Preferred Stocks	-	289,450	-	289,450
Short-Term Investments	1,408,783	-	-	1,408,783
Total Investments	$1,408,783	$35,007,881	$-	$36,416,664

[1]	For a detailed break-out of common stocks and corporate bonds by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/27/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/27/2015